Leases	12 Months Ended
Dec. 31, 2022
leases [Abstract]
Leases	Leases
At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract contains the right to control the use of the identified asset, the Company assesses whether:
•The contract involves the use of an identified asset - this may be specified explicitly or implicitly, and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified;
•The Company has the right to obtain substantially all of the economic benefits from use of the asset through the period of use; and
•The Company has the right to direct the use of the asset. The Company has this right when it has the decision making rights that are most relevant to changing how and for what purpose the asset is used.
At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative standalone prices.

As a lessee, the Company recognizes a right-of-use asset, which is included in mineral property, plant and equipment, and a lease liability at the commencement date of a lease. The right-of-use asset is initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any decommissioning and restoration costs, less any lease incentives received.

The right-of-use asset is subsequently depreciated from the commencement date to the earlier of the end of the lease term, or the end of the useful life of the asset. In addition, the right-of-use asset may be reduced due to impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

A lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by the interest rate implicit in the lease, or if that rate cannot be readily determined, the incremental borrowing rate. Lease payments included in the measurement of the lease liability are comprised of:

•fixed payments, including in-substance fixed payments, less any lease incentives receivable;
•variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
•amounts expected to be payable under a residual value guarantee;
•exercise prices of purchase options if the Company are reasonably certain to exercise that option; and
•payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, or when there is a change in our estimate or assessment of the expected amount payable under a residual value guarantee, purchase, extension or termination option. Variable lease payments not included in the initial measurement of the lease liability are charged directly to net earnings.

The Company has elected not to recognize assets and lease liabilities for short-term leases that have a lease term of 12 months or less, and leases of low-value assets. Lease payments associated with these leases will be recognized as an expense over the lease term. The Company has elected to apply the practical expedient to account for each lease component and any non-lease components, except embedded derivatives accounted for separately, as a single lease component.

19.	LEASES
Right-of-use assets
The Company recognizes right-of-use ("ROU") assets as an asset either explicitly specified in the contract or implicitly specified at the time it is made available for use by the Company. In conjunction, the Company controls either directly or indirectly the operation of that asset, as well, derives substantially all the economic benefits from use of the asset.

The ROU assets have been included within in the mineral property, plant and equipment section of the consolidated financial statements (note 8). As at December 31, 2022, ROU assets had a net carrying value of $2.9 million (2021 - $3.9 million).

Amounts recognized in net earnings

The following amounts were recognized in net earnings, related to contracts that the Company applied the practical expedients of the standard:

	December 31, 2022	December 31, 2021

Interest expense on lease liabilities	0.2	0.2
Expense relating to short-term leases	7.9	7.8
Expense relating to low value assets	0.1	0.1
Expense relating to variable lease payments not included in the measurement of the lease liability	88.2	63.1
	96.4	71.2
The Company has a number of contracts that are based on variable measures, and not fixed payments. These contracts include measures such as tonnes mined, or metres developed, which exempt the contracts from recognizing the ROU asset or lease liability.

Total cash outflow for leases amount to $96.1 million for the year ended December 31, 2022 (2021 - payments of $70.9 million).